Value of Stock-Based Compensation Awards Stock Options (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Share Based Compensation [Line Items]
Number of options exercisable at end of fiscal year	3,065	5,704	7,784
Weighted average exercise price of options exercisable at end of fiscal year	$ 24.92	$ 22.65	$ 26.38
Weighted average grant date fair value of options granted during the fiscal year	$ 6.08	$ 6.35	$ 5.29
Total intrinsic value of options exercised during the fiscal year	$ 22.9	$ 23.5	$ 8.0
Fair value of options that vested during the fiscal year	$ 0.3	$ 16.9	$ 4.5